Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Registrant Name	IP STRATEGY HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42411
Entity Tax Identification Number	83-4558219
Entity Address, Address Line One	11010 Harbor Hill Drive #B-308
Entity Address, City or Town	Gig Harbor
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98332
City Area Code	253
Local Phone Number	509-0008
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IPST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0001788230